Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2017	11,274,126
Balance at Dec. 31, 2017	$ 338,230	$ 284,236,597	$ (237,880,629)	$ 46,694,198
Net income continuing operations			771,825	771,825
Preferred share dividends			(850,708)	(850,708)
Spin-off of EuroDry Ltd. to stockholders		(52,520,821)	9,656,772	(42,864,049)
Share-based compensation		96,174		96,174
Balance (in shares) at Jun. 30, 2018	11,274,126
Balance at Jun. 30, 2018	$ 338,230	231,811,950	(228,302,740)	3,847,440
Balance (in shares) at Dec. 31, 2018	12,515,645
Balance at Dec. 31, 2018	$ 375,476	233,668,127	(230,222,985)	3,820,618
Net income continuing operations			(765,615)	(765,615)
Preferred share dividends			(949,152)	(949,152)
Share-based compensation		49,565		49,565
Preferred deemed dividend			(504,577)	(504,577)
Balance (in shares) at Jun. 30, 2019	12,515,645
Balance at Jun. 30, 2019	$ 375,476	$ 233,717,692	$ (232,442,329)	$ 1,650,839